Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 273	¥ 1,779	¥ 1,445
Tax payable	349	2,271	793
Interest payable	41	267	102
Users' and distributors' deposits	87	563	660
Purchase of fixed assets and spare parts	244	1,592	1,208
Traffic acquisition costs	381	2,482	1,968
Bandwidth costs	280	1,824	1,353
Content acquisition costs	902	5,866	3,360
Funds collected on behalf of service providers	81	529	1,606
Payable to merchants	51	330	469
Accrued other operating expenses	1,186	7,720	6,482
Others	354	2,300	2,184
Accounts payable and accrued liabilities	$ 4,229	¥ 27,523	¥ 21,630